Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt
Total debt excluding debt securities issued	kr 15,230	kr 13,486
Total debt - securities issued	279,770	273,976
Total	295,000	287,462
SKR
Debt
Total	24,672	16,547
USD
Debt
Total	202,158	202,787
JPY
Debt
Total	20,852	27,812
EUR
Debt
Total	19,841	19,994
Other currencies
Debt
Total	27,477	20,322
Exchange-rate related contracts
Debt
Total debt - securities issued	25,112	19,207
Total	25,112	19,207
Interest rate related contracts
Debt
Total debt excluding debt securities issued	15,230	13,486
Total debt - securities issued	254,298	254,377
Total	269,528	267,863
Equity related contracts
Debt
Total debt - securities issued	223	281
Total	223	281
Contracts related to raw materials, credit risk etc
Debt
Total debt - securities issued	137	111
Total	kr 137	kr 111